SEGMENT REPORTING (Schedule of Revenue and Long-Lived Assets by Geographical Areas) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 120,794	$ 113,447
Property and equipment, net	37,232		$ 39,047
IL [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	62,410	56,859
Property and equipment, net	16,580		16,757
US [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	4,184	4,040
Property and equipment, net	169		118
BR [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	45,198	42,333
Property and equipment, net	17,813		17,969
AR [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	6,307	7,906
Property and equipment, net	2,670		$ 4,203
Other Foreign Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 2,695	$ 2,309